PROVISIONS AND CONTINGENCIES - Guarantees (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Property and equipment	R$ 94,641	R$ 176,591
Judicial deposits and garnishments	3,910,014	6,663,805
Letters of guarantee	2,301,210	1,669,476
Short-term investments pledged as collateral	76,934	81,486
Contingent liability for guarantees
PROVISIONS AND CONTINGENCIES
Short-term investments pledged as collateral	R$ 64,461	R$ 69,764